PENSIONS PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year		R$ 571,513	R$ 1,003,035
Expenses		(17,225)	109,683
Sponsor contributions		22,763	25,332
Amounts recognized in OCI		16,338	555,441
Distribution of reserves		88,452	39,568
Balance at the end of the year		603,639	571,513
Actuarial assets per balance sheet	[1]	(182,907)	(157,046)
Actuarial assets per balance sheet		182,907	157,046
Actuarial liabilities per balance sheet		786,546	728,559
Actuarial liabilities per balance sheet		786,546	728,559
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year		(91,892)	5,971
Expenses		(9,265)	2,108
Sponsor contributions		9,310	9,588
Amounts recognized in OCI		94,220	129,951
Distribution of reserves		87,290	39,568
Balance at the end of the year		(117,397)	(91,892)
Actuarial assets per balance sheet		182,907	157,046
Actuarial liabilities per balance sheet		65,510	65,154
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year		663,405	997,064
Expenses		(7,960)	107,575
Sponsor contributions		13,453	15,744
Amounts recognized in OCI		(77,882)	425,490
Distribution of reserves		1,162	0
Balance at the end of the year		721,036	663,405
Actuarial assets per balance sheet		0	0
Actuarial liabilities per balance sheet		721,036	663,405
Actuarial liabilities per balance sheet		R$ 1,567,671	R$ 1,548,742

[1]	On December 31, 2025 and 2024, it includes the amounts of R$179,493 and R$153,714, respectively, referring to the distribution of the PBS-A surplus.